Investee Companies and Other Investments (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 USD ($)
Disclosure of associates [line items]
Amount financial agreement guarantees by direct share	€ 40,500	₪ 163,000
Amount financial agreement guarantees by indirect share	€ 3,800	₪ 15,300
Dorad Energy Ltd [Member]
Disclosure of associates [line items]
Percentage of share capital holds	18.75%	18.75%
License expiration date	May 2034	May 2034
Claims amount payment | $			$ 100
Description of petition to approve derivative claim	Ellomay Luzon Energy, Ran Fridrich and Eilat Ashkelon Infrastructure Services Ltd.) and the arbitrator ruled that the defendants, severally and jointly, are required to: (i) pay Dorad an amount of $100 million, bearing interest pursuant to applicable law from January 1, 2013 until the payment date, (ii) bear the expenses of the plaintiffs, including Ellomay Luzon Energy, in an aggregate amount of NIS 20 million, plus VAT, and (iii) bear 80% of the expenses of Dorad in the proceeding (while the Plaintiffs will bear the remaining 20%).	Ellomay Luzon Energy, Ran Fridrich and Eilat Ashkelon Infrastructure Services Ltd.) and the arbitrator ruled that the defendants, severally and jointly, are required to: (i) pay Dorad an amount of $100 million, bearing interest pursuant to applicable law from January 1, 2013 until the payment date, (ii) bear the expenses of the plaintiffs, including Ellomay Luzon Energy, in an aggregate amount of NIS 20 million, plus VAT, and (iii) bear 80% of the expenses of Dorad in the proceeding (while the Plaintiffs will bear the remaining 20%).
Claims interest payment amount | ₪		₪ 20,000